Financial Instruments (Details) - Schedule of Fair Values of Financial Assets and Liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Carrying amount [Member]
Financial Instruments (Details) - Schedule of Fair Values of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 2,104,584	$ 6,011,368
Trade and other receivables	311,912	51,176
Assets	2,416,496	6,062,544
Trade and other payables	3,467,554	500,769
Interest bearing borrowings	1,433,172	1,110,171
Lease liability - current	65,182	51,213
Lease liability - non current	305,082
Other payables	346,796
Liabilities	5,617,786	1,662,153
Fair value [Member]
Financial Instruments (Details) - Schedule of Fair Values of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	2,104,584	6,011,368
Trade and other receivables	311,912	51,176
Assets	2,416,496	6,062,544
Trade and other payables	3,467,554	500,769
Interest bearing borrowings	1,433,172	1,110,171
Lease liability - current	65,182	51,213
Lease liability - non current	305,082
Other payables	346,796
Liabilities	$ 5,617,786	$ 1,662,153